20. INCOME TAXES: Schedule of Components of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Components of Deferred Tax Assets and Liabilities

	2020	2019
Deferred tax assets
Non-capital loss carry forward	$2,611,138	$-
Earn-out	2,701,412	-
Deferred tax liabilities
Biological assets and inventory	(188,905)	-
Property plant & equipment	(23,648,336)	-
Intangible assets	(8,015,186)	-
Note payable	(438,366)	-
Investments	(180,008)	-
Total	$(27,158,251)	$-